Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 29, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2012
Thomson Hortsmann & Bryant Microcap Fund (Prospectus Summary) | Thomson Hortsmann & Bryant Microcap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THBIX
Thomson Hortsmann & Bryant Microcap Fund (Prospectus Summary) | Thomson Hortsmann & Bryant Microcap Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THBVX